Consolidated Statment Of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net earnings (loss)	$ 1,336	$ 712	$ 704
Other Comprehensive Income, Net of Tax:
Change in cumulative foreign currency translation adjustment	(492)	69	753
Net gains (losses) on cash flow hedging derivatives:
Net gains (losses) arising during the period, less tax	(43)	23	40
Reclassification adjustment for (gains) losses included in net earnings, less tax	8	(31)	54
Total Other Comprehensive Income, Net of Tax	(1,176)	256	1,326
Comprehensive Income (Loss)	160	968	2,030
Net (earnings) loss attributable to noncontrolling interests	14	21	18
Other comprehensive (income) loss attributable to noncontrolling interests	(4)	(2)	0
Comprehensive Income (Loss) Attributable to International Paper Company	142	945	2,012
U.S. Plans [Member]
Other Comprehensive Income, Net of Tax:
Amortization of pension and post-retirement prior service costs and net loss	139	114	109
Pension and postretirement liability adjustments	(783)	85	351
Non-U.S. Plans [Member]
Other Comprehensive Income, Net of Tax:
Pension and postretirement liability adjustments	$ (5)	$ (4)	$ 19